Securities Act File No.33-67852

                          ING INTERNATIONAL VALUE FUND

                          SUPPLEMENT DATED MAY 17, 2002
                           TO THE CLASSES A, B, AND C
           ING INTERNATIONAL VALUE FUND PROSPECTUS DATED MARCH 1, 2002


                     CLOSURE OF ING INTERNATIONAL VALUE FUND

Effective immediately, ING International Value Fund (the "Fund") will generally not accept orders for purchase of shares in excess of $100,000, whether to open a new account, or to add to an existing account. No later than June 28, 2002, the Fund will discontinue all sales of its shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by 401K, 403(b) and 457 plans that have selected the Fund as an investment option prior to that date; and (3) by shareholders participating in mutual fund wrap fee programs who have invested in the Fund prior to that date. The $100,000 maximum investment amount is subject to change and the Fund may also reopen in the future subject to the discretion of the Board of Trustees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                                 Securities Act File No.33-67852

                          ING INTERNATIONAL VALUE FUND

                          SUPPLEMENT DATED MAY 17, 2002
                                 TO THE CLASS Q
          ING INTERNATIONAL EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2002


                     CLOSURE OF ING INTERNATIONAL VALUE FUND

No later than June 28, 2002, the Fund will discontinue all sales of its shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by 401K, 403(b) and 457 plans that have selected the Fund as an investment option prior to that date; and (3) by shareholders participating in mutual fund wrap fee programs who have invested in the Fund prior to that date. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                 Securities Act File No.33-67852

                          ING INTERNATIONAL VALUE FUND

                          SUPPLEMENT DATED MAY 17, 2002
                              TO THE CLASS I SHARES
                         PROSPECTUS DATED MARCH 1, 2002


                     CLOSURE OF ING INTERNATIONAL VALUE FUND

No later than June 28, 2002, the Fund will discontinue all sales of its shares, except shares purchased: (1) through the reinvestment of dividends and distributions; and (2) by 401K, 403(b) and 457 plans that have selected the Fund as an investment option prior to that date; and (3) by shareholders participating in mutual fund wrap fee programs who have invested in the Fund prior to that date. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE